Summary of Results by Business Segment (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022
Disclosure of operating segments [line items]
Net interest income (loss)	$ 7,733	$ 6,302
Non-interest income (loss)	4,493	4,979
Total revenue	12,226	11,281
Provision for (recovery of) credit losses	690	72
Insurance claims and related expenses	976	756
Non-interest expenses	8,316	5,967
Income (loss) before income taxes and share of net income from investment in Schwab	2,244	4,486
Provision for (recovery of) income taxes	947	984
Net income (loss)	1,582	3,733
Total assets	1,928,284		$ 1,917,528
Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	285	231
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	3,539	2,876
Non-interest income (loss)	1,050	1,044
Total revenue	4,589	3,920
Provision for (recovery of) credit losses	327	32
Non-interest expenses	1,863	1,689
Income (loss) before income taxes and share of net income from investment in Schwab	2,399	2,199
Provision for (recovery of) income taxes	670	581
Net income (loss)	1,729	1,618
Total assets	528,256		526,374
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)	3,169	2,115
Non-interest income (loss)	596	671
Total revenue	3,765	2,786
Provision for (recovery of) credit losses	200	21
Non-interest expenses	2,071	1,597
Income (loss) before income taxes and share of net income from investment in Schwab	1,494	1,168
Provision for (recovery of) income taxes	206	148
Net income (loss)	1,589	1,272
Total assets	573,621		585,297
U.S. Retail [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	301	252
Wealth Management And Insurance [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	281	209
Non-interest income (loss)	2,621	2,589
Total revenue	2,902	2,798
Provision for (recovery of) credit losses		1
Insurance claims and related expenses	976	756
Non-interest expenses	1,182	1,180
Income (loss) before income taxes and share of net income from investment in Schwab	744	861
Provision for (recovery of) income taxes	194	225
Net income (loss)	550	636
Total assets	23,090		23,721
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)	525	709
Non-interest income (loss)	820	637
Total revenue	1,345	1,346
Provision for (recovery of) credit losses	32	(5)
Non-interest expenses	883	764
Income (loss) before income taxes and share of net income from investment in Schwab	430	587
Provision for (recovery of) income taxes	99	153
Net income (loss)	331	434
Total assets	652,702		635,094
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)	219	393
Non-interest income (loss)	(594)	38
Total revenue	(375)	431
Provision for (recovery of) credit losses	131	23
Non-interest expenses	2,317	737
Income (loss) before income taxes and share of net income from investment in Schwab	(2,823)	(329)
Provision for (recovery of) income taxes	(222)	(123)
Net income (loss)	(2,617)	(227)
Total assets	150,615		$ 147,042
Corporate [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	$ (16)	$ (21)